Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) as discussed below as of December 31, 2014 and June 30, 2015 and for the six months ended June 30, 2014 and 2015.

Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel's Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Company	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas (1)	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas (1)	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping And Trading Co. Ltd.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205
Aminta International S.A.	May 5, 2010	Liberia	Priceless Seas	January 2013	2013	37,202
Adonia Enterprises S.A.	May 5, 2010	Liberia	Proud Seas	January 2014	2014	37,227
Alcyone International Marine Inc.	June 17, 2013	Liberia	Gentle Seas (1)	October 2014	2014	63,350
Neptune International Shipping & Trading S.A.	June 17, 2013	Liberia	Peaceful Seas (1)	October 2014	2014	63,331

(1) Refer to Notes 6 and 7

Vessel Under Construction Owning Subsidiaries (1):

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT
Amphitrite Shipping Inc.	June 17, 2013	Liberia	DY4050	Drybulk Carrier	2015	63,500
Mirabel International Maritime Co.	June 17, 2013	Liberia	DY4052	Drybulk Carrier	2015	63,500
Dolphin Sunrise Limited	February 25, 2014	Marshall Islands	YZJ1144	Drybulk Carrier	2016	81,800
Nautilus Investment Limited	February 25, 2014	Marshall Islands	YZJ1145	Drybulk Carrier	2016	81,800
Oceanus Investments Limited	February 25, 2014	Marshall Islands	YZJ1142	Drybulk Carrier	2016	81,800

(1) Refer to Note 5

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co. (1)	December 21, 2006	Marshall Islands
Ovation Services Inc. (1)	September 16, 2009	Marshall Islands
Irises Shipping Ltd. (1)	October 6, 2009	Marshall Islands
Letitia Shipping Limited (1)	May 4, 2010	Marshall Islands
Nereus Navigation Ltd. (1)	May 4, 2010	Marshall Islands
Ardelia Navigation Limited (1)	June 15, 2010	Liberia
Eridanus Trading Co. (1)	July 1, 2010	Liberia
Delfis Shipping Company S.A. (1)	February 7, 2011	Liberia

(1) In March and April 2015, the Company proceeded with the dissolution of the respective subsidiaries since they were no longer active

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim condensed consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2015. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2014 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 17, 2015 (the “Annual Report”).

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”) and Seacommercial Shipping Services S.A. (“Seacommercial”), both related parties wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer (refer to Note 4).

As of June 30, 2015, Mr. Michael Bodouroglou beneficially owned 28.3% of the Company's common stock.